UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/17 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (98.5%)
CONSUMER DISCRETIONARY (7.1%)
	DISTRIBUTION & WHOLESALE (1.2%)
112,000	LKQ Corp. *(1)	$4,030,880
	RETAIL (5.9%)
7,400	AutoZone, Inc. *	4,403,814
15,000	Dollar Tree, Inc. *	1,302,300
16,200	Domino's Pizza, Inc.	3,216,510
22,600	O'Reilly Automotive, Inc. *(1)	4,867,362
80,600	TJX Companies, Inc. (The)	5,942,638
		19,732,624
		23,763,504
CONSUMER STAPLES (7.3%)
	AGRICULTURE (0.8%)
44,184	British American Tobacco PLC ADR	2,759,291
	BEVERAGES (0.7%)
42,600	Brown-Forman Corp. Class B	2,313,180
	FOOD (2.3%)
64,000	General Mills, Inc. (1)	3,312,640
120,000	Hormel Foods Corp. (1)	3,856,800
5,000	McCormick & Co., Inc.	513,200
		7,682,640
	HOUSEHOLD PRODUCTS (2.2%)
134,800	Church & Dwight Co., Inc.	6,531,060
10,300	Spectrum Brands Holdings, Inc. (1)	1,090,976
		7,622,036
	RETAIL (1.3%)
26,000	Costco Wholesale Corp.	4,271,540
		24,648,687
FINANCIALS (6.0%)
	BANKS (2.2%)
75,500	HDFC Bank Ltd. ADR	7,275,935
	COMMERCIAL SERVICES (0.1%)
2,400	MarketAxess Holdings, Inc.	442,824
	DIVERSIFIED FINANCIAL SERVICES (0.1%)
8,000	E*TRADE Financial Corp. *(1)	348,880
	INSURANCE (2.6%)
3,000	Alleghany Corp. *	1,662,030
45,000	Arch Capital Group, Ltd. *	4,432,500
1,800	Assurant, Inc.	171,936
14,000	Chubb, Ltd.	1,995,700
3,500	RenaissanceRe Holdings, Ltd.	472,990
		8,735,156

	REITS (1.0%)
23,200	Equity Lifestyle Properties, Inc. REIT	1,973,856
4,953	Essex Property Trust, Inc. REIT	1,258,210
		3,232,066
		20,034,861
HEALTHCARE (17.0%)
	BIOTECHNOLOGY (2.8%)
33,800	Alexion Pharmaceuticals, Inc. *	4,741,802
23,000	Illumina, Inc. *	4,581,600
		9,323,402
	ELECTRONICS (3.3%)
17,700	Mettler-Toledo International, Inc. *	11,083,032
	HEALTHCARE PRODUCTS (8.8%)
3,000	Align Technology, Inc. *	558,810
22,600	C.R. Bard, Inc.	7,243,300
61,000	Danaher Corp.	5,232,580
20,100	DENTSPLY SIRONA, Inc.	1,202,181
77,600	Henry Schein, Inc. *	6,362,424
57,400	IDEXX Laboratories, Inc. *	8,925,126
		29,524,421
	HEALTHCARE SERVICES (0.4%)
11,600	Universal Health Services, Inc. Class B	1,286,904
	PHARMACEUTICALS (0.8%)
54,000	Novo Nordisk A/S ADR	2,600,100
	SOFTWARE (0.9%)
40,000	Cerner Corp. *	2,852,800
7,000	Veeva Systems, Inc. Class A *(1)	394,870
		3,247,670
		57,065,529
INDUSTRIALS (32.8%)
	AEROSPACE & DEFENSE (7.2%)
20,000	General Dynamics Corp.	4,111,600
38,452	HEICO Corp.	3,453,374
15,800	Northrop Grumman Corp.	4,545,976
6,000	Spirit AeroSystems Holdings, Inc. Class A	466,320
50,200	Teledyne Technologies, Inc. *	7,990,836
13,300	TransDigm Group, Inc. (1)	3,400,145
		23,968,251
	BUILDING MATERIALS (0.5%)
26,600	Fortune Brands Home & Security, Inc.	1,788,318
	COMMERCIAL SERVICES (3.6%)
5,700	Cintas Corp.	822,396
14,800	Equifax, Inc.	1,568,652
66,152	IHS Markit, Ltd. *	2,915,980

1

September 30, 2017

Shares		Value
146,900	Rollins, Inc.	$6,777,966
		12,084,994
	ELECTRICAL EQUIPMENT (3.8%)
25,300	Acuity Brands, Inc. (1)	4,333,384
103,750	AMETEK, Inc.	6,851,650
23,700	EnerSys	1,639,329
		12,824,363
	ENVIRONMENTAL CONTROL (5.2%)
38,500	Republic Services, Inc.	2,543,310
37,600	Stericycle, Inc. *	2,692,912
173,700	Waste Connections, Inc.	12,152,052
		17,388,274
	HAND & MACHINE TOOLS (1.6%)
11,119	Lincoln Electric Holdings, Inc.	1,019,390
28,500	Snap-on, Inc. (1)	4,246,785
		5,266,175
	HOUSEWARES (2.9%)
158,600	Toro Co. (The)	9,842,716
	MACHINERY DIVERSIFIED (4.5%)
4,300	Graco, Inc.	531,867
31,850	IDEX Corp.	3,868,820
8,000	Middleby Corp. (The) *	1,025,360
39,000	Roper Technologies, Inc.	9,492,600
		14,918,647
	MISCELLANEOUS MANUFACTURERS (0.8%)
20,600	AO Smith Corp.	1,224,258
16,000	Carlisle Companies, Inc.	1,604,640
		2,828,898
	TRANSPORTATION (2.7%)
62,800	Canadian National Railway Co.	5,202,980
33,000	J.B. Hunt Transport Services, Inc. (1)	3,665,640
4,000	XPO Logistics, Inc. *(1)	271,120
		9,139,740
		110,050,376
INFORMATION TECHNOLOGY (18.4%)
	COMMERCIAL SERVICES (0.8%)
25,700	WEX, Inc. *	2,884,054
	COMPUTERS (1.8%)
44,000	Accenture PLC Class A	5,943,080
	DIVERSIFIED FINANCIAL SERVICES (2.4%)
58,000	MasterCard, Inc. Class A	8,189,600
	ELECTRONICS (2.1%)
78,400	Amphenol Corp. Class A	6,635,776
7,000	Trimble, Inc. *	274,750
		6,910,526

	SEMICONDUCTORS (0.1%)
1,500	IPG Photonics Corp. *	277,590
	SOFTWARE (11.1%)
61,600	ANSYS, Inc. *	7,560,168
4,000	Autodesk, Inc. *	449,040
4,100	Broadridge Financial Solutions, Inc.	331,362
17,000	Cadence Design Systems, Inc. *	670,990
2,300	Fair Isaac Corp.	323,150
68,400	Fiserv, Inc. *	8,820,864
28,400	Intuit, Inc.	4,036,776
1,800	Jack Henry & Associates, Inc.	185,022
75,000	Salesforce.com, Inc. *	7,006,500
8,000	ServiceNow, Inc. *	940,240
3,500	Tyler Technologies, Inc. *	610,120
32,500	Ultimate Software Group, Inc. (The) *(1)	6,162,000
		37,096,232
	TELECOMMUNICATIONS (0.1%)
2,800	Arista Networks, Inc. *	530,908
		61,831,990
MATERIALS (7.3%)
	CHEMICALS (2.1%)
15,000	Air Products & Chemicals, Inc.	2,268,300
40,000	FMC Corp.	3,572,400
2,700	NewMarket Corp.	1,149,525
		6,990,225
	COMMERCIAL SERVICES (1.9%)
48,400	Ecolab, Inc.	6,224,724
	HOUSEWARES (0.6%)
20,200	Scotts Miracle-Gro Co. (The) (1)	1,966,268
	MISCELLANEOUS MANUFACTURERS (0.5%)
21,000	AptarGroup, Inc.	1,812,510
	PACKAGING & CONTAINERS (2.2%)
98,800	Ball Corp. (1)	4,080,440
13,300	Berry Global Group, Inc. *	753,445
42,000	Crown Holdings, Inc. *	2,508,240
		7,342,125
		24,335,852
REAL ESTATE (1.5%)
	REITS (1.5%)
36,000	American Tower Corp. REIT	4,920,480
TELECOMMUNICATION SERVICES (1.1%)
	REITS (1.1%)
25,300	SBA Communications Corp. REIT *	3,644,465
	TOTAL COMMON STOCKS (Cost $141,304,584) (98.5%)	330,295,744

2

Schedule of Investments (unaudited) (continued)

Shares		Value
SHORT-TERM INVESTMENTS (2.5%)
	MONEY MARKET FUNDS (2.5%)
4,886,546	State Street Institutional U.S. Government Money Market Fund, Premier Class	$4,886,546
3,483,357	State Street Navigator Securities Lending Government Money Market Portfolio (2)	3,483,357

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,369,903) (2.5%)	8,369,903
	TOTAL INVESTMENT SECURITIES (101.0%) (Cost $149,674,487)	$338,665,647
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.0%)		(3,496,202)
NET ASSETS (3) (100%)		$335,169,445

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2017, the market value of the securities on loan was $29,639,902.
(2)	Securities with an aggregate market value of $29,639,902 were out on loan in exchange for $3,483,357 of cash collateral as of September 30, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $149,674,487 aggregate gross unrealized appreciation was $189,765,153 aggregate gross unrealized depreciation was $773,993 and the net unrealized appreciation was $188,991,160.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$330,295,744	$—	$—	$330,295,744
Short-Term Investments	8,369,903	—	—	8,369,903
Total Investments in Securities	$338,665,647	$—	$—	$338,665,647

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 28, 2017